Loans and Borrowings - Summary of Borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current liabilities
Unsecured bank loans	₺ 7,779,354	₺ 6,092,170
Secured bank loans	151,543
Lease liabilities	1,521,713	1,101,303
Debt securities issued	6,901,075	5,483,921
Total non-current liabilities	16,353,685	12,677,394
Current liabilities
Unsecured bank loans	4,049,824	6,712,297
Secured bank loans	144,261	2,415
Lease liabilities	577,173	431,752
Debt securities issued	461,479	481,869
Total current liabilities	₺ 5,232,737	₺ 7,628,333